Entity Level Disclosures (Details) - Schedule of revenues by product - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of revenues by product [Abstract]
Miniature camera and related equipment	$ 188	$ 175	$ 306
Development services	85	217
MUSE and related equipment		44	161
Revenues by product	$ 273	$ 436	$ 467